Note 4 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2013	2012	2011

Revenues
Field Asset Services	$58,063	$163,413	$339,416
Rental	24,733	31,658	32,787
	82,796	195,071	372,203
Operating earnings (loss) before income taxes
Field Asset Services	$(3,623)	$(5,072)	$36,387
Rental	(2,315)	3,085	5,447
	(5,938)	(1,987)	41,834
(Recovery of) provision for income taxes	(3,999)	(703)	17,016
Net operating earnings (loss) from discontinued operations	(1,939)	(1,284)	24,818

Net loss on disposal	(4,058)	-	-
Non controlling interest share of earnings	-	(44)	(1,940)
Net earnings (loss) attributable to common shareholders from discontinued operations	$(5,997)	$(1,328)	$22,878

Net earnings (loss) per share from discontinued operations
Basic	$(0.18)	$(0.04)	$0.76
Diluted	(0.18)	(0.04)	0.75

Balance Sheet [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2013	2012

Current assets
Field Asset Services	$-	$15,358
Rental	12,531	14,323
	12,531	29,681
Non-current assets
Field Asset Services	-	76,079
Rental	1,259	1,098
	1,259	77,177
Total assets	$13,790	$106,858

Current liabilities
Field Asset Services	$-	$14,982
Rental	4,206	4,999
	4,206	19,981
Non-current liabilities
Field Asset Services	-	19,482
Rental	290	-
	290	19,482
Total liabilities	$4,496	$39,463